Subsequent Event (Details)			12 Months Ended
	Feb. 11, 2022 USD ($)	Jan. 24, 2022 $ / shares shares	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)
Subsequent Event (Details) [Line Items]
Due and payable				$ 62,060,000
Maturity year			Subsequent to this reporting date, the Company breached event of default covenants due to the Company’s default in the payment of the banking facility which indebtedness has an aggregate outstanding principal in excess of US$10 million and such indebtedness was due and payable prior to its stated maturity of April 2022.
Outstanding principal in excess amount				10,000,000
Convertible senior notes				35,000,000
Long-term loan			¥ 135,000,000	$ 20,897,000
Subsequent event description			Subsequent to this reporting date, the Company sold two properties at RMB12,750 (US$1,974) and RMB15,500 (US$2,399), both transactions were completed in September 2021 and the Company recorded gains of disposal at RMB1,601(US$248) and RMB4,997(US$773), respectively.
Forecast [Member]
Subsequent Event (Details) [Line Items]
Average percentage		90.00%
Current conversion shares (in Shares) | shares		1,000
Gross proceeds	$ 28,500
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Event (Details) [Line Items]
Agreed shares issued (in Shares) | shares		8,000,000,000
Shares per value (in Dollars per share) | $ / shares		$ 0.000001
Purchase price per share (in Dollars per share) | $ / shares		$ 0.0035625